(Loss)/ Earnings per Unit (Tables)	12 Months Ended
Dec. 31, 2018
(Loss)/ Earnings per Unit
Basic and Diluted (Loss)/ Earnings per Unit
	Year ended December 31,
	2018	2017	2016
Partnership’s Net income	$3,613	$17,339	$66,854
Less:
Net Income attributable to preferred unitholders	7,659	6,750	6,750
Net Income attributable to subordinated unitholders	—	1,208	25,323
General Partner’s interest in Net Income	(4)	79	129
Net income/(loss) attributable to common unitholders	$(4,042)	$9,302	$34,652
Weighted average number of common units outstanding, basic and diluted	35,490,000	34,545,740	20,505,000
Earnings/ (Losses) per common unit, basic and diluted	$(0.11)	$0.27	$1.69